ORGANIZATION AND BUSINESS DESCRIPTION	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Business

GIBO Holdings Limited (“GIBO” or the “Company”), through its wholly-owned subsidiaries, is an aim to revolutionize content creation and consumption through AI, we have become a unique and integrated AI-powered creative technology company with extensive functionalities provided to both viewers and creators that serves a broad community of young people across Asia to create, publish, share and enjoy AI-powered video content. GIBO’s technology platform powers the GIBO.ai website, which enables content creators to automate tasks, create personalized audio and graphics, obtain data-driven insights into the content they created, and explore new ideas through collaboration. GIBO.ai, launched in September 2023 and equipped with cutting-edge AI-powered technology for the generation and optimization of video content, emphasizes on the establishment of a sustainable ecosystem that can not only content animation creators on the content creation process but also provide distribution channels for their works to be accessed and monetized by viewers on the platform. With global demand for short-form storytelling continuing to accelerate, in December 2025, we strategically expanded the application of GIBO Create to the short-form video and short dramas industry to broaden its exposure to larger and faster-growing segments of the digital entertainment market.

Organization

The Company was incorporated as an exempted company with limited liability under the laws of the Cayman Islands on June 19, 2024. The Company has no substantive operations other than holding all of the outstanding share capital of (1) Bukit Jalil Global Acquisition 1 Ltd. (the “BUJA”) is a company incorporated in the Cayman Islands on September 15, 2022, and (2) Global IBO Group Limited (“GIBO Group”), an exempted company with limited liability under the laws of the Cayman Islands on September 5, 2023, and (3) GIBO International Limited (“GIBO International”), a limited liability company formed under the laws of Samoa on November 29, 2023, and (4) Hong Kong Daily Group Supply Chain Limited (“Hong Kong Daily”) was incorporated as a limited liability company under the laws of Hong Kong on December 22, 2017, GIBO IBO AI Technology Limited (“GIBO AI”) was incorporated as a limited liability company under the laws of Cayman Islands on September 5, 2023. Hong Kong Daily and GIBO AI are primarily engaged in develop AI technology to generate user content into AI scripts, images, voices and animation for its global users.

GIBO, BUJA, GIBO Group, and GIBO International are currently not engaging in any active business operations and merely acting as holding companies.

Reorganization

On December 29, 2023, a reorganization took place, consolidating GIBO Group, GIBO AI, GIBO International, and Hong Kong Daily under common ownership. Before the reorganization, Hong Kong Daily was owned by 92 shareholders. The reorganization involved:(1) Transfer of 100% ownership in Hong Kong Daily to GIBO Group and its subsidiaries for a nominal fee of HK$1.00. (2) This created a unified corporate structure, with the same 92 shareholders retaining control both before and after the reorganization.

In accordance with ASC 805-50-45-5 and ASC 805-50-15-6, the restructuring of the business’s legal structure did not change the reporting entities under common control and is considered not to have resulted in any changes to the economic substance of the controlling financial interest in ownership or the business. As a result, the reorganization is considered under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time. In accordance with ASC 805-50-45-5, the entities under common control are presented on a consolidated basis for all periods to which such entities were under common control. Since all of the subsidiaries were under common control for the entirety of the fiscal years ended December 31, 2023 and 2022, the results of these subsidiaries are included in the consolidated financial statements for both periods. The consolidation of the GIBO Group and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities consolidated from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

GIBO HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in U.S. Dollars, except for number of shares)

The Company was formed solely for the purpose of completing the transactions contemplated by the Business Combination Agreement, dated August 5, 2024 (as may be amended, supplemented, or otherwise modified from time to time, the “Business Combination Agreement”), by and among GIBO Holdings Limited, an Cayman Islands exempted company limited by shares (“GIBO”), BUJA, GIBO Merger Sub 1 Limited, a Cayman Islands exempted company limited by shares (“Merger Sub I”), GIBO Merger Sub 2 Limited, a Cayman Islands exempted company limited by shares (“Merger Sub II”), and Global IBO Group Limited, a Cayman Islands exempted company limited by shares (“GIBO Group”), pursuant to which, among other things, (i) Merger Sub I will merge with and into GIBO Group , with GIBO Group as the surviving entity and a wholly-owned subsidiary of GIBO (the “First Merger”), and (ii) following the First Merger, Merger Sub II will merge with and into BUJA, with BUJA as the surviving entity and a wholly-owned subsidiary of GIBO (the “Second Merger,” and together with the First Merger and the other transactions contemplated by the Business Combination Agreement, the “Business Combination”). Upon the consummation of the Business Combination, each of BUJA and GIBO Group will become a subsidiaries of GIBO.

On May 8, 2025, we consummated the Business Combination pursuant to the Business Combination Agreement. As a result of the Business Combination, each of BUJA and GIBO became a subsidiary of GIBO Holdings Limited. BUJA’s shareholders and GIBO’s shareholders received our Class A Ordinary Shares, except that certain founders of GIBO received our Class B Ordinary Shares as consideration of the Business Combination.

The Consolidated financial statements of the Company include the following entities:

Name of the entity	Date of incorporation	Place of incorporation	Ownership	Principal activities
GIBO	June 19, 2024	Cayman Islands	Parent, 100%	Investment holding
BUJA	September 15, 2022	Cayman Islands	100%	Investment holding
GIBO Group	September 5, 2023	Cayman Islands	100%	Investment holding
GIBO AI	September 5, 2023	Cayman Islands	100%	AI Animation
GIBO International	November 29, 2023	SAMOA	100%	Investment holding
Hong Kong Daily	December 22, 2017	Hong Kong	100%	AI Animation

Reverse Recapitalization

Following the consummation of the transaction with GIBO Group and BUJA as wholly-owned subsidiaries of the Company, and the outstanding shares of GIBO Group and BUJA being converted into the right to receive ordinary shares of the Company, the combined company retained its name as “GIBO Holdings Limited.” No goodwill or intangible assets were recorded following the consummation of the transaction.

GIBO HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in U.S. Dollars, except for number of shares)